Annual Total Returns - Franklin Connecticut Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-21 - Franklin Connecticut Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	1.30%
Annual Return 2011	10.43%
Annual Return 2012	6.27%
Annual Return 2013	(6.12%)
Annual Return 2014	9.49%
Annual Return 2015	1.06%
Annual Return 2016	1.12%
Annual Return 2017	1.93%
Annual Return 2018	0.92%
Annual Return 2019	4.97%